UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-03073
SECURITY CASH FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY CASH FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2008	Security Cash Fund

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES — 0.6%
Other Non-Agency — 0.6%
Pass Through’s — 0.6%
Small Business Administration
Pools
#503295, 2.50%, 10/1/2008[1,2]	$37,486	$37,510
#503303, 2.50%, 10/1/2008[1,2]	94,355	94,414
#603265, 2.50%, 10/1/2008[1,2]	79,443	79,244
#501927, 3.25%, 10/1/2008[1,2]	156,863	158,344
#503152, 2.63%, 10/1/2008[1,2]	39,651	39,651

		409,163

		409,163

TOTAL MORTGAGE BACKED SECURITIES (cost $409,163)		$409,163

	Principal
	Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES — 44.8%
Federal Farm Credit Bank
3.04%, 1/23/2009	$2,500,000	$2,500,000
2.05%, 2/4/2009	2,000,000	1,999,924
2.37%, 2/11/2009	2,500,000	2,500,000
2.75%, 6/5/2009	1,000,000	1,000,000
Federal Home Loan Bank
2.05%, 10/7/2008	2,200,000	2,199,248
1.75%, 10/8/2008	2,027,000	2,026,310
2.35%, 10/15/2008	1,200,000	1,199,020
2.58%, 11/4/2008	1,000,000	1,000,000
2.75%, 2/27/2009	1,500,000	1,500,000
2.80%, 3/17/2009	3,500,000	3,498,471
2.40%, 4/7/2009	1,500,000	1,500,000
2.35%, 4/7/2009	1,500,000	1,499,400
2.65%, 4/30/2009	2,000,000	2,000,000
0.97%, 6/4/2009	1,000,000	1,000,000
3.00%, 6/18/2009	2,000,000	2,000,000
2.62%, 7/10/2009	2,000,000	2,000,029

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $29,422,402)		$29,422,402

	Principal
	Amount	Value
COMMERCIAL PAPER — 54.8%
Automotive — 8.4%
American Honda Finance
2.90%, 10/02/2008	$300,000	$299,976
2.80%, 10/08/2008	2,000,000	1,998,910
2.85%, 10/10/2008	1,000,000	999,288
Toyota Motor Credit Corporation
2.36%, 10/03/2008	1,100,000	1,099,856
2.42%, 10/28/2008	1,100,000	1,098,004

		5,496,034

Banking — 10.0%
Bank of America
2.55%, 10/15/2008	1,500,000	1,498,513
2.55%, 10/16/2008	1,500,000	1,498,406
HSBC Bank-USA
2.55%, 11/12/2008	1,400,000	1,395,835
Wells Fargo & Company, Inc.
2.58%, 10/29/2008	1,100,000	1,097,793
2.58%, 10/31/2008	1,000,000	997,850

		6,488,397

	Principal
	Amount	Value
COMMERCIAL PAPER (continued)
Brokerage — 5.0%
ING (US) Funding LLC
2.55%, 10/07/2008	$1,300,000	$1,299,447
JP Morgan Chase & Company
2.52%, 10/01/2008	1,000,000	1,000,000
2.42%, 11/07/2008	1,000,000	997,513

		3,296,960

Consumer Products — 3.2%
Procter & Gamble Company
2.55%, 10/24/2008[3]	1,100,000	1,098,208
Procter & Gamble International Funding
2.28%, 11/14/2008[3]	1,000,000	997,213

		2,095,421

Electric — 7.6%
Florida Power & Light Company
2.70%, 10/17/2008	2,000,000	1,997,600
FPL Group Capital, Inc.
2.37%, 10/09/2008[3]	900,000	899,526
Southern Company
2.75%, 10/22/2008[3]	1,000,000	998,396
Southern Company Funding Corporation
3.50%, 10/01/2008[3]	1,100,000	1,100,000

		4,995,522

Food & Beverage—1.5%
Coca-Cola Company
2.40%, 10/30/2008	1,000,000	998,067

Insurance—3.2%
Swiss Re Treasury U.S. Corporation
2.40%, 10/07/2008[3]	1,100,000	1,099,560
2.70%, 11/21/2008[3]	1,000,000	996,175

		2,095,735

Life Insurance—3.3%
Prudential Funding LLC
2.35%, 10/09/2008	1,200,000	1,199,373
2.45%, 11/10/2008	1,000,000	997,278

		2,196,651

Non U.S. Banking—9.6%
Danske Corporation
2.55%, 10/06/2008[3]	1,000,000	999,646
Royal Bank of Canada
2.52%, 11/07/2008	1,000,000	997,410
2.51%, 11/10/2008	1,300,000	1,296,374
Royal Bank of Scotland Group
2.40%, 10/14/2008	1,500,000	1,498,700
Westpac Banking Corporation
2.69%, 10/27/2008[3]	1,500,000	1,497,086

		6,289,216

Pharmaceuticals—1.5%
Pfizer, Inc.
2.20%, 10/24/2008[3]	1,000,000	998,594

Trade Receivables—1.5%
Sheffield Receivables Corporation
2.50%, 10/10/2008[3]	1,000,000	999,375

TOTAL COMMERCIAL PAPER (cost $35,949,972)		$35,949,972

Schedule of Investments
September 30, 2008	Security Cash Fund

	Principal
	Amount	Value
Total Investments — 100.2% (cost $65,781,537)		$65,781,537
Liabilities, Less Cash & Other Assets — (0.2)%		(111,540)

Total Net Assets — 100.0%		$65,669,997

For federal income tax purposes the identified cost of investments owned at September 30, 2008 was $65,781,537.

[1]	Variable rate security. Rate indicated is rate effective at September 30, 2008.

[2]	Maturity date indicated is next interest reset date.

[3]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $11,683,779 (cost $11,683,779), or 17.8% of total net assets.

NOTES TO FINANCIAL STATEMENTS
1. Summary of Fair Value Exposure at Each Level
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value requirements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.
The three levels of fair value hierarchy under FAS 157 are listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments:

		LEVEL 1	LEVEL 2	LEVEL 3
quoted prices in
		active markets for	significant other	significant
Description	Total	identical assets	observable inputs	unobservable inputs

Security Cash Fund
Investments	$65,781,537	$—	$65,781,537	$—
2. Security Valuation
     Security Valuation — Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2. Controls and Procedures.
(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY CASH FUND
By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date: November 26, 2008

By:	/s/ BRENDA M. HARWOOD
Brenda M. Harwood, Treasurer

Date: November 26, 2008